Additional Financial Information (Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Financial Information [Abstract]
Advertising expense	$ 3,268	$ 2,910	$ 3,135
Interest expense incurred	4,224	3,707	3,697
Capitalized interest	(284)	(263)	(162)
Total interest expense	$ 3,940	$ 3,444	$ 3,535